Cover	Jan. 15, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 15, 2025
Entity File Number	001-41150
Entity Registrant Name	Southport Acquisition Corporation
Entity Central Index Key	0001865200
Entity Tax Identification Number	86-3483780
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	268 Post Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Fairfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06824
City Area Code	917
Local Phone Number	503-9722
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock 0. 0001 Par Value And One Half Of One Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one warrant
Trading Symbol	PORTU
Common Class A [Member]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	PORT
Warrants Each Whole Warrant Exercisable For One Share Of Class Common Stock At Exercise Price Of 11. 50 Subject To Adjustment [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50, subject to adjustment
Trading Symbol	PORTW